Fair Value of Plan Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in funds	100.00%	100.00%